Loans and advances to customers (Details - Analysis of the change in the gross value of loans and advances to customers by stage) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ 19,515,659
Ending balance	33,406,040	R$ 19,515,659
Business loans
Disclosure of detailed information about financial instruments [line items]
Ending balance	3,017,158
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,471,354
Ending balance	5,121,411	3,471,354
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,790,058
Ending balance	17,216,362	8,790,058
Loans and advances to customers | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,790,057	4,777,388
Payments	(3,393,175)	(1,641,849)
Write-off for loss	67,616	153,197
New loans and interest accrued	11,887,095	5,807,715
Ending balance	17,216,362	8,790,057
Loans and advances to customers | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,291,501	4,226,785
Transfer to Stage 2	(191,523)	(108,816)
Transfer to Stage 3	(217,614)	(114,141)
Transfer from Stage 2	64,894	121,336
Transfer from Stage 3	11,852	29,484
Payments	(3,138,182)	(1,500,646)
Write-off for loss	10,675	19,475
New loans and interest accrued	11,346,469	5,656,973
Ending balance	16,156,722	8,291,501
Loans and advances to customers | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	239,098	330,572
Transfer to Stage 1	(64,894)	(121,336)
Transfer to Stage 3	(26,716)	(30,382)
Transfer from Stage 1	191,523	108,816
Transfer from Stage 3	8,622	7,873
Payments	(84,042)	(78,083)
Write-off for loss	7,820	30,354
New loans and interest accrued	150,639	51,992
Ending balance	406,410	239,098
Loans and advances to customers | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	259,459	220,030
Transfer to Stage 1	(11,852)	(29,484)
Transfer to Stage 2	(8,622)	(7,873)
Transfer from Stage 1	217,614	114,141
Transfer from Stage 2	26,716	30,382
Payments	(170,951)	(63,120)
Write-off for loss	49,121	103,368
New loans and interest accrued	389,987	98,750
Ending balance	653,230	259,459
Loans and advances to customers | Payroll Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	67,732
Ending balance	65,263	67,732
Loans and advances to customers | Payroll Card | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	67,732	80,410
Payments	(8,738)	(6,957)
Write-off for loss	3,795	3,103
New loans and interest accrued	10,066	2,616
Ending balance	65,265	67,732
Loans and advances to customers | Payroll Card | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	64,113	77,089
Transfer to Stage 2	(5,129)	(444)
Transfer to Stage 3	(3,113)	(2,433)
Transfer from Stage 2	10	40
Transfer from Stage 3	16	10
Payments	(8,601)	(6,590)
Write-off for loss	348	212
New loans and interest accrued	8,807	3,347
Ending balance	55,755	64,113
Loans and advances to customers | Payroll Card | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	457	821
Transfer to Stage 1	(10)	(40)
Transfer to Stage 3		(5)
Transfer from Stage 1	5,129	444
Transfer from Stage 3		1
Payments	(39)	(96)
Write-off for loss	407	680
New loans and interest accrued	640	13
Ending balance	5,770	457
Loans and advances to customers | Payroll Card | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,162	2,499
Transfer to Stage 1	(16)	(10)
Transfer to Stage 2		(1)
Transfer from Stage 1	3,113	2,433
Transfer from Stage 2		5
Payments	(98)	(271)
Write-off for loss	3,040	2,211
New loans and interest accrued	619	717
Ending balance	3,740	3,162
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,904,643
Ending balance	4,798,318	1,904,643
Loans and advances to customers | Credit Card | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,904,640
Payments	(515,975)
Write-off for loss	6,187
New loans and interest accrued	3,415,838
Ending balance	4,798,316	1,904,640
Loans and advances to customers | Credit Card | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,773,870
Transfer to Stage 2	(19,334)
Transfer to Stage 3	(76,206)
Transfer from Stage 2	831
Transfer from Stage 3	416
Payments	(390,827)
Write-off for loss	2,307
New loans and interest accrued	3,049,423
Ending balance	4,335,866	1,773,870
Loans and advances to customers | Credit Card | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,002
Transfer to Stage 1	(831)
Transfer to Stage 3	(287)
Transfer from Stage 1	19,334
Transfer from Stage 3	20
Payments	(17,735)
Write-off for loss	1,102
New loans and interest accrued	71,246
Ending balance	90,647	20,002
Loans and advances to customers | Credit Card | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	110,768
Transfer to Stage 1	(416)
Transfer to Stage 2	(20)
Transfer from Stage 1	76,206
Transfer from Stage 2	287
Payments	(107,413)
Write-off for loss	2,778
New loans and interest accrued	295,169
Ending balance	371,803	110,768
Loans and advances to customers | Multiple Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,904,642
Ending balance	4,798,318	1,904,642
Loans and advances to customers | Multiple Card | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,904,642	783,544
Payments		(181,685)
Write-off for loss		75,218
New loans and interest accrued		1,378,001
Ending balance		1,904,642
Loans and advances to customers | Multiple Card | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,773,870	683,629
Transfer to Stage 2		(4,201)
Transfer to Stage 3		(42,212)
Transfer from Stage 2		5,113
Transfer from Stage 3		8,508
Payments		(162,026)
Write-off for loss		9,234
New loans and interest accrued		1,294,294
Ending balance		1,773,870
Loans and advances to customers | Multiple Card | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,002	26,814
Transfer to Stage 1		(5,113)
Transfer to Stage 3		(623)
Transfer from Stage 1		4,201
Payments		(5,949)
Write-off for loss		15,108
New loans and interest accrued		15,781
Ending balance		20,002
Loans and advances to customers | Multiple Card | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	110,768	73,101
Transfer to Stage 1		(8,508)
Transfer from Stage 1		42,212
Transfer from Stage 2		623
Payments		(13,709)
Write-off for loss		50,878
New loans and interest accrued		67,927
Ending balance		110,768
Loans and advances to customers | Overdraft protection agreement
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,193
Ending balance	12,862	20,193
Loans and advances to customers | Overdraft protection agreement | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,193	2,451
Payments	(8,942)
Write-off for loss	4,695
New loans and interest accrued	6,375	17,742
Ending balance	12,931	20,193
Loans and advances to customers | Overdraft protection agreement | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	20,193	1,434
Transfer to Stage 2	(406)
Transfer to Stage 3	(5,580)
Transfer from Stage 2		816
Transfer from Stage 3		200
Payments	(8,942)
Write-off for loss	4,695
New loans and interest accrued	2,165	17,742
Ending balance	2,735	20,193
Loans and advances to customers | Overdraft protection agreement | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance		816
Transfer to Stage 1		(816)
Transfer from Stage 1	406
Transfer from Stage 3	1
New loans and interest accrued	949
Ending balance	1,356
Loans and advances to customers | Overdraft protection agreement | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance		200
Transfer to Stage 1		(200)
Transfer to Stage 2	(1)
Transfer from Stage 1	5,580
New loans and interest accrued	3,261
Ending balance	8,840
Loans and advances to customers | Checking Account
Disclosure of detailed information about financial instruments [line items]
Opening Balance	14,232
Ending balance	33,234	14,232
Loans and advances to customers | Checking Account | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	14,231	19,605
Payments	(605)
Write-off for loss	3,259	15,183
New loans and interest accrued	22,796	9,810
Ending balance	33,163	14,231
Loans and advances to customers | Checking Account | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	10,457	6,566
Transfer to Stage 2	(19)
Transfer to Stage 3	(40)	(1,536)
Transfer from Stage 2		324
Transfer from Stage 3	53	452
Payments	(186)
Write-off for loss	189	4,892
New loans and interest accrued	8,894	9,543
Ending balance	1,182	10,457
Loans and advances to customers | Checking Account | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	203	5,147
Transfer to Stage 1		(324)
Transfer to Stage 3	(7)	(784)
Transfer from Stage 1	19
Transfer from Stage 3	18	39
Payments	(5)
Write-off for loss	192	4,008
New loans and interest accrued	636	132
Ending balance	672	203
Loans and advances to customers | Checking Account | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,572	7,892
Transfer to Stage 1	(53)	(452)
Transfer to Stage 2	(18)	(39)
Transfer from Stage 1	40	1,536
Transfer from Stage 2	7	784
Payments	(414)
Write-off for loss	2,878	6,283
New loans and interest accrued	31,054	135
Ending balance	31,310	3,572
Loans and advances to customers | Payroll loans and personal credit
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,551,399
Ending balance	3,467,924	1,551,399
Loans and advances to customers | Payroll loans and personal credit | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,551,399	921,875
Payments	(911,281)	(551,622)
Write-off for loss	29,935	27,966
New loans and interest accrued	2,857,742	1,209,111
Ending balance	3,467,925	1,551,399
Loans and advances to customers | Payroll loans and personal credit | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,478,905	875,451
Transfer to Stage 2	(26,975)	(14,721)
Transfer to Stage 3	(46,888)	(19,221)
Transfer from Stage 2	925	913
Transfer from Stage 3	360	263
Payments	(883,231)	(540,865)
Write-off for loss	2,912	2,450
New loans and interest accrued	2,795,564	1,179,535
Ending balance	3,315,748	1,478,905
Loans and advances to customers | Payroll loans and personal credit | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	32,058	17,739
Transfer to Stage 1	(925)	(913)
Transfer to Stage 3	(6,342)	(2,468)
Transfer from Stage 1	26,975	14,721
Transfer from Stage 3	78	93
Payments	(14,236)	(6,808)
Write-off for loss	4,382	4,159
New loans and interest accrued	44,999	13,851
Ending balance	78,225	32,058
Loans and advances to customers | Payroll loans and personal credit | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	40,437	28,685
Transfer to Stage 1	(360)	(263)
Transfer to Stage 2	(78)	(93)
Transfer from Stage 1	46,888	19,221
Transfer from Stage 2	6,342	2,468
Payments	(13,814)	(3,950)
Write-off for loss	22,641	21,357
New loans and interest accrued	17,179	15,725
Ending balance	73,953	40,437
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,582,868
Ending balance	3,017,158	1,582,868
Loans and advances to customers | Business loans | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,582,869	443,425
Payments	(969,745)	(353,731)
Write-off for loss	2,269	3,894
New loans and interest accrued	2,406,303	1,497,069
Ending balance	3,017,158	1,582,869
Loans and advances to customers | Business loans | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,579,384	435,982
Transfer to Stage 2	(3,190)	(109)
Transfer to Stage 3	(20,918)	(1,637)
Payments	(968,510)	(349,762)
Write-off for loss	22	735
New loans and interest accrued	2,376,190	1,495,645
Ending balance	2,962,934	1,579,384
Loans and advances to customers | Business loans | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,298	3,026
Transfer to Stage 3		(1)
Transfer from Stage 1	3,190	109
Payments	(1,235)	(2,219)
Write-off for loss	61	499
New loans and interest accrued	1,731	882
Ending balance	4,923	1,298
Loans and advances to customers | Business loans | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	2,187	4,417
Transfer from Stage 1	20,918	1,637
Transfer from Stage 2		1
Payments		(1,750)
Write-off for loss	2,186	2,660
New loans and interest accrued	28,382	542
Ending balance	49,301	2,187
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,471,354
Ending balance	5,121,411	3,471,354
Loans and advances to customers | Real Estate loans | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,471,354	2,526,078
Payments	(819,772)	(547,854)
Write-off for loss	17,476	27,833
New loans and interest accrued	2,487,304	1,520,962
Ending balance	5,121,412	3,471,354
Loans and advances to customers | Real Estate loans | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,186,942	2,146,634
Transfer to Stage 2	(136,470)	(89,342)
Transfer to Stage 3	(64,869)	(47,101)
Transfer from Stage 2	63,128	114,130
Transfer from Stage 3	11,007	20,051
Payments	(719,768)	(441,402)
Write-off for loss	202	1,951
New loans and interest accrued	2,442,543	1,485,924
Ending balance	4,782,311	3,186,942
Loans and advances to customers | Real Estate loans | Stage 2 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	185,080	276,208
Transfer to Stage 1	(63,128)	(114,130)
Transfer to Stage 3	(20,080)	(26,501)
Transfer from Stage 1	136,470	89,342
Transfer from Stage 3	8,505	7,740
Payments	(50,792)	(63,011)
Write-off for loss	1,676	5,901
New loans and interest accrued	30,438	21,334
Ending balance	224,817	185,080
Loans and advances to customers | Real Estate loans | Stage 2 | Credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	99,333	103,236
Transfer to Stage 1	(11,007)	(20,051)
Transfer to Stage 2	(8,505)	(7,740)
Transfer from Stage 1	64,869	47,101
Transfer from Stage 2	20,080	26,501
Payments	(49,212)	(43,440)
Write-off for loss	15,598	19,979
New loans and interest accrued	14,323	13,704
Ending balance	114,283	99,333
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	177,637
Ending balance	700,192	177,637
Loans and advances to customers | Rural loans | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	177,637
Payments	(158,117)
New loans and interest accrued	680,671	177,637
Ending balance	700,191	177,637
Loans and advances to customers | Rural loans | Stage 1 | Not credit impaired | Gross value of loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	177,637
Payments	(158,117)
New loans and interest accrued	680,671	177,637
Ending balance	R$ 700,191	R$ 177,637